Pension commitments, Defined Benefit (Details) $ in Millions		12 Months Ended	18 Months Ended
	Sep. 01, 2017 Plan	Oct. 31, 2019 USD ($) Plan SponsorPlan	Oct. 31, 2018 USD ($) Country Plan
Within non-current assets [Abstract]
Long-term pension assets | $		$ 17.1	$ 16.7
Within non-current liabilities [Abstract]
Retirement benefit obligations | $		$ (141.4)	$ (110.4)
Number of defined benefit plans added | Plan	27
Number of defined benefit plans | Plan		30	30
Number of countries under defined benefit plans | Country			10
Number of sponsor plans open to new members | SponsorPlan		10
Germany [Member]
Within non-current liabilities [Abstract]
Percentage of net retirement benefit obligation		85.00%
Number of sponsor plans in re-insurance contracts with guaranteed interest rates | SponsorPlan		3
Number of plans sponsored | Plan		11
Number of sponsor plans open to new members | SponsorPlan		2